STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Treasury Stock [Member]	Share Capital [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 4,874		$ (9,885)	$ 790	$ 158,111	$ (144,142)
Balance, shares at Dec. 31, 2011		2,780,707	89,850
Net income (loss) for the year	338					338
Balance at Dec. 31, 2012	5,212		(9,885)	790	158,111	(143,804)
Balance, shares at Dec. 31, 2012		2,780,707	89,850
Dividend paid	(270)					(270)
Net income (loss) for the year	(305)					(305)
Balance at Dec. 31, 2013	4,637		(9,885)	790	158,111	(144,379)
Balance, shares at Dec. 31, 2013		2,780,707	89,850
Net income (loss) for the year	(264)					(264)
Balance at Dec. 31, 2014	$ 4,373		$ (9,885)	$ 790	$ 158,111	$ (144,643)
Balance, shares at Dec. 31, 2014		2,780,707	89,850